Condensed Consolidated Interim Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues	$ 1,415,000	$ 1,260,000	$ 5,707,000	$ 4,155,000
Cost of revenues	192,000	196,000	866,000	782,000
Gross profit	1,223,000	1,064,000	4,841,000	3,373,000
Operating costs and expenses
Research and development expenses	5,508,000	1,851,000	6,894,000	4,653,000
Sales and marketing expenses	1,255,000	1,736,000	5,696,000	3,316,000
General and administrative expenses	6,284,000	1,515,000	4,221,000	4,602,000
Total operating loss	(11,824,000)	(4,038,000)	11,970,000	9,198,000
Finance income	1,054,000	724,000	828,000	6,398,000
Loss before taxes on income	(10,770,000)	(3,314,000)	(12,798,000)	(15,596,000)
Taxes on income			21,000	14,000
Net loss for the period	$ (10,770,000)	$ (3,314,000)	$ (12,819,000)	$ (15,610,000)
Loss per share attributable to ordinary shareholders
Basic loss per share	$ (3.1)	$ (1.47)	$ (18.12)	$ (21.62)
Diluted loss per share	$ (3.1)	$ (1.47)	$ (18.12)	$ (21.62)
Weighted average number of ordinary shares outstanding used in computation of basic loss per share (in shares)	3,471,031	2,356,837	745,257	748,188
Weighted average number of ordinary shares outstanding used in computation of diluted loss per share (in shares)	3,471,031	2,356,837	745,257	748,188
TRAILBLAZER HOLDINGS, INC.
Operating costs and expenses
Operating expenses			$ 156,348
Total operating loss			(156,348)
Net loss for the period			$ (156,348)
Loss per share attributable to ordinary shareholders
Basic loss per share			$ (156.35)
Diluted loss per share			$ (156.35)
Weighted average number of ordinary shares outstanding used in computation of basic loss per share (in shares)			1,000
Weighted average number of ordinary shares outstanding used in computation of diluted loss per share (in shares)			1,000